Other assets - Other current assets (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Jun. 30, 2022
Other Assets [Member]
Right of return assets	€ 11,301	€ 10,096
Current VAT receivables	1,446
Prepaid expenses	3,788	5,609
Receivables from payment service providers	662	371
Advance payments	2,347	1,465
Deposits	15	414
Receivables from brand partners	87	33,611
DDP duty drawbacks	16,520	5,261
Other current assets	5,946	5,047
Total other assets	€ 42,113	€ 61,874